Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS (Note 8)
Cash and cash equivalents	$ 3,306,338	$ 1,618,244
Restricted short term investment (Note 7)	1,187,970	1,163,581
Restricted cash (Notes 8, 9 and 11)	230,000	1,043,173
Receivables
Trade (Note 11)	2,547,267	2,797,089
Other (Notes 9 and 11)	1,227,071	16,044
Inventory (Note 3)	5,476,302	5,267,330
Prepaid expenses and other	140,969	208,190
Total current assets	14,115,917	12,113,651
Property and Equipment, net (Note 5)	69,035,048	75,160,322
Deposits	550,000	550,000
Debt Issuance Costs, net of accumulated amortization of $984,337 and $696,175 as of December 31, 2011 and 2010, respectively	776,898	1,065,060
Total other assets	1,326,898	1,615,060
Total Assets	84,477,863	88,889,033
LIABILITIES AND MEMBERS' EQUITY
Current maturities of long-term debt (Notes 2, 8 and 9)	4,586,418	6,025,417
Accounts payable
Trade	893,031	1,244,868
Corn	5,141,258	5,322,868
Construction (Note 11)	359,794	0
Accrued liabilities (Note 9)	2,160,714	4,164,646
Reclassification of long-term debt to current (Notes 2, 8 and 9)	0	38,579,904
Total current liabilities	13,141,215	55,337,703
Long-Term Debt, net of Current Maturities (Notes 2, 8 and 9)	27,992,582	18,750
Total liabilities	41,133,797	55,356,453
Commitments and Contingencies (Notes 2, 6, 7 and 11)
Temporary Members' Equity (Note 6)
Preferred Units Class B, net of offering costs, 1,052.5 and 0 units issued and outstanding as of December 31, 2011 and 2010, respectively	10,497,426	0
Members' Equity (Note 6)
Preferred Units Class A, 305.5 and 185.5 units issued and outstanding as of December 31, 2011 and 2010, respectively	1,950,503	1,854,503
Common Units, net of offering costs, 5,233 units issued and outstanding	49,839,281	49,839,281
Accumulated deficit	(18,943,144)	(18,161,204)
Total members' equity	32,846,640	33,532,580
Total Liabilities and Members' Equity	$ 84,477,863	$ 88,889,033